Expense Example - (Fidelity Treasury Digital Fund) - OnChain	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 308